Stock-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock-based compensation costs included in:
Total stock-based compensation expense	$ 64	$ 71	$ 284	$ 273
Costs of Sales [Member]
Stock-based compensation costs included in:
Total stock-based compensation expense	6	2	6	1
Sales and marketing expense [Member]
Stock-based compensation costs included in:
Total stock-based compensation expense	6	19	76	74
General and administrative expense [Member]
Stock-based compensation costs included in:
Total stock-based compensation expense	$ 64	$ 50	$ 202	$ 198